Derivative instruments and hedging activities - Offsetting of derivative instruments and related collateral amounts (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2015	Mar. 31, 2015
Derivative instruments and hedging activities
Gross balances of derivative assets, not subject to enforceable master netting arrangements or similar agreements	¥ 303	¥ 298
Gross balances of derivative liabilities, not subject to enforceable master netting arrangements or similar agreements	501	447
Cash collateral receivables against net derivative liabilities	1,701	1,830
Cash collateral payables against net derivative assets	1,702	1,884
Cash collateral receivables, not being offset against net derivatives	367	223
Cash collateral payables, not being offset against net derivatives	¥ 630	¥ 757